EQUITY (Details) - Galaxy Digital Holdings, LP $ / shares in Units, $ in Thousands, $ in Millions									3 Months Ended		12 Months Ended
	Feb. 28, 2025 shares	Dec. 09, 2024 USD ($) shares	Aug. 09, 2024 shares	Jul. 18, 2024 USD ($)	Apr. 12, 2024 CAD ($) $ / shares shares	May 19, 2023	May 10, 2022	Nov. 12, 2020 USD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	May 26, 2023 shares	May 16, 2022 shares	Dec. 31, 2021 shares	Nov. 12, 2020 $ / shares shares
Class of Stock [Line Items]
Gain / (loss) recognized in warrants | $											$ 0	$ 0	$ 20,322
Units redeemed amount | $													7,961
Distributions | $									$ 9,436	$ 36,698	$ 55,258	$ 22,405	$ 184,275
Class A Unit Capital
Class of Stock [Line Items]
Issuance of class A units, net of issuance cost (in shares)									485,977	254,387	20,110,850	8,709,592	14,131,494
Equity consideration | $		$ 8,300		$ 3,500
Number of shares issued in acquisitions (in shares)	76,573	427,723	359,919
Cancellation of class A units (in shares)									61,040	8,234
Units outstanding (in shares)									128,002,717		127,577,780	109,299,332	104,811,539	10,056,193	10,596,720
Percentage of public float						10.00%	10.00%
Number of shares repurchased (in shares)											0	1,248,900	10,596,720
Shares repurchased cost | $												$ 4,300	$ 53,300
Class A Unit Capital | Capital Units
Class of Stock [Line Items]
Issuance of class A units, net of issuance cost (in shares)									485,977	254,387	20,029,493	8,679,471	4,075,585
Cancellation of class A units (in shares)									61,040	8,234	1,832,402	4,221,799	10,870,449
Units outstanding (in shares)									128,002,717	109,545,485	127,577,780	109,299,332	104,811,539			101,550,494
Units exchanged (in shares)											81,357	30,121	10,055,909
Distributions | $									$ 3,571	$ 12,696	$ 19,526	$ 7,301	$ 58,827
Class A Unit Capital | Private Placement
Class of Stock [Line Items]
Gross proceeds | $								$ 50,000
Number of shares issued in transaction (in shares)								19,070,000
Number of warrant issued in transaction (in shares)																	4,767,500
Exercise price (in dollars per share) | $ / shares																	$ 8.25
Class A Unit Capital | Underwriters
Class of Stock [Line Items]
Gross proceeds | $					$ 169.4
Issuance of class A units, net of issuance cost (in shares)					12,100,000
Share price (in dollars per share) | $ / shares					$ 14.00
Class B Unit Capital
Class of Stock [Line Items]
Units outstanding (in shares)									215,862,343		215,862,343	215,928,474	215,943,369
Units exchanged (in shares)									0	0	81,357	30,121	10,055,909
Units redeemed (in shares)									0	0	0	0	2,671,350
Units redeemed amount | $													$ 8,000
Class B Unit Capital | Capital Units
Class of Stock [Line Items]
Units outstanding (in shares)									215,862,343	215,928,474	215,862,343	215,928,474	215,943,369			228,110,373
Units exchanged (in shares)											81,357	30,121	10,055,909
Units redeemed (in shares)													2,671,350
Units redeemed amount | $													$ 7,961
Distributions | $									$ 5,865	$ 24,002	$ 35,732	$ 15,104	$ 125,448